                                                                   Rule 497(d)

                                   FT 11083

                     American Strength Portfolio, Series 8

                         Supplement to the Prospectus

Notwithstanding anything to the contrary in the Prospectus, the Securities selected for the Trust were correct, however, the original weightings of such
Securities on the Initial Date of Deposit differed slightly from the weightings that should have been determined if the process described in the
Portfolio Selection Process in the Prospectus had been followed. Each of the
Securities in the Trust incorrectly received an initial weighting of approximately 1.05%, with the precise percentage varying based upon each individual Security's price per share. Based on the Portfolio Selection
Process described in the Prospectus, each of the 30 Capital Strength stocks, the 25 Dividend Strength Stocks and the 40 SMid Capital Strength stocks should have been weighted at approximately 1.11%, 1.33% and 0.83%, respectively. As of January 16, 2024, the performance of the Trust was 5.87%, which exceeded the performance of the Trust had the initial weightings been correct of 5.46%.
Below is a schedule with all 95 stocks with the initial actual weight and the weight as described in the Portfolio Selection Process.

                                                                                                  Initial          Portfolio
                                                                                                  Actual           Selection
Ticker       Name                                              Category                           Weight           Weight
______       ____                                              ________                           ______           _________
ABBV         AbbVie Inc.                                       Capital Strength                   1.05%            1.11%
ACN          Accenture Plc                                     Capital Strength                   1.04%            1.11%
GOOG         Alphabet Inc. (Class C)                           Capital Strength                   1.06%            1.11%
AAPL         Apple Inc.                                        Capital Strength                   1.05%            1.11%
ANET         Arista Networks, Inc.                             Capital Strength                   1.05%            1.11%
AVGO         Broadcom Inc.                                     Capital Strength                   0.98%            1.11%
COR          Cencora Inc.                                      Capital Strength                   1.04%            1.11%
CPRT         Copart, Inc.                                      Capital Strength                   1.05%            1.11%
COST         Costco Wholesale Corporation                      Capital Strength                   1.03%            1.11%
ETN          Eaton Corporation Plc                             Capital Strength                   1.09%            1.11%
ELV          Elevance Health Inc.                              Capital Strength                   0.99%            1.11%
EOG          EOG Resources, Inc.                               Capital Strength                   1.07%            1.11%
XOM          Exxon Mobil Corporation                           Capital Strength                   1.04%            1.11%
JNJ          Johnson & Johnson                                 Capital Strength                   1.05%            1.11%
KLAC         KLA Corporation                                   Capital Strength                   1.14%            1.11%
MA           Mastercard Incorporated                           Capital Strength                   0.99%            1.11%
META         Meta Platforms Inc. (Class A)                     Capital Strength                   1.06%            1.11%
MSFT         Microsoft Corporation                             Capital Strength                   1.06%            1.11%
NFLX         Netflix, Inc.                                     Capital Strength                   0.99%            1.11%
NUE          Nucor Corporation                                 Capital Strength                   1.06%            1.11%
NVDA         NVIDIA Corporation                                Capital Strength                   0.99%            1.11%
PANW         Palo Alto Networks, Inc.                          Capital Strength                   1.06%            1.11%
PEP          PepsiCo, Inc.                                     Capital Strength                   1.05%            1.11%
REGN         Regeneron Pharmaceuticals, Inc.                   Capital Strength                   1.11%            1.11%
NOW          ServiceNow, Inc.                                  Capital Strength                   1.15%            1.11%
TJX          The TJX Companies, Inc.                           Capital Strength                   1.05%            1.11%
UNH          UnitedHealth Group Incorporated                   Capital Strength                   1.12%            1.11%
VLO          Valero Energy Corporation                         Capital Strength                   1.04%            1.11%
VRTX         Vertex Pharmaceuticals Incorporated               Capital Strength                   1.08%            1.11%
V            Visa Inc. (Class A)                               Capital Strength                   1.05%            1.11%

                                                                                                  Initial          Portfolio
                                                                                                  Actual           Selection
Ticker       Name                                              Category                           Weight           Weight
______       ____                                              ________                           ______           _________
ADI          Analog Devices, Inc.                              Dividend Strength                  1.08%            1.33%
ADM          Archer-Daniels-Midland Company                    Dividend Strength                  1.05%            1.33%
BG           Bunge Global S.A.                                 Dividend Strength                  1.05%            1.33%
CAT          Caterpillar Inc.                                  Dividend Strength                  1.03%            1.33%
CVX          Chevron Corporation                               Dividend Strength                  1.06%            1.33%
CI           The Cigna Group                                   Dividend Strength                  1.09%            1.33%
FANG         Diamondback Energy, Inc.                          Dividend Strength                  1.07%            1.33%
DKS          Dick's Sporting Goods, Inc.                       Dividend Strength                  1.03%            1.33%
GD           General Dynamics Corporation                      Dividend Strength                  1.02%            1.33%
GPC          Genuine Parts Company                             Dividend Strength                  1.07%            1.33%
HSY          The Hershey Company                               Dividend Strength                  1.05%            1.33%
LMT          Lockheed Martin Corporation                       Dividend Strength                  1.09%            1.33%
MCHP         Microchip Technology Incorporated                 Dividend Strength                  1.05%            1.33%
MDLZ         Mondelez International, Inc.                      Dividend Strength                  1.06%            1.33%
NOC          Northrop Grumman Corporation                      Dividend Strength                  0.98%            1.33%
NXPI         NXP Semiconductors N.V.                           Dividend Strength                  1.04%            1.33%
PSX          Phillips 66                                       Dividend Strength                  1.06%            1.33%
QCOM         QUALCOMM Incorporated                             Dividend Strength                  1.05%            1.33%
DGX          Quest Diagnostics Incorporated                    Dividend Strength                  1.03%            1.33%
RJF          Raymond James Financial, Inc.                     Dividend Strength                  1.07%            1.33%
RF           Regions Financial Corporation                     Dividend Strength                  1.05%            1.33%
STLD         Steel Dynamics, Inc.                              Dividend Strength                  1.07%            1.33%
TEL          TE Connectivity Ltd.                              Dividend Strength                  1.04%            1.33%
TSCO         Tractor Supply Company                            Dividend Strength                  1.04%            1.33%
UNP          Union Pacific Corporation                         Dividend Strength                  1.07%            1.33%
AGCO         AGCO Corporation                                  SMID Capital Strength              1.05%            0.83%
ALG          Alamo Group Inc.                                  SMID Capital Strength              1.07%            0.83%
AMPH         Amphastar Pharmaceuticals, Inc.                   SMID Capital Strength              1.05%            0.83%
AIT          Applied Industrial Technologies, Inc.             SMID Capital Strength              1.04%            0.83%
ACLS         Axcelis Technologies, Inc.                        SMID Capital Strength              1.04%            0.83%
AX           Axos Financial, Inc.                              SMID Capital Strength              1.05%            0.83%
OZK          Bank OZK                                          SMID Capital Strength              1.05%            0.83%
CSL          Carlisle Companies Incorporated                   SMID Capital Strength              1.04%            0.83%
CASY         Casey's General Stores, Inc.                      SMID Capital Strength              1.06%            0.83%
CHRD         Chord Energy Corporation                          SMID Capital Strength              1.06%            0.83%
FIX          Comfort Systems USA, Inc.                         SMID Capital Strength              1.05%            0.83%
CMC          Commercial Metals Company                         SMID Capital Strength              1.06%            0.83%
CORT         Corcept Therapeutics Incorporated                 SMID Capital Strength              1.06%            0.83%
DECK         Deckers Outdoor Corporation                       SMID Capital Strength              1.13%            0.83%
ELF          e.l.f. Beauty, Inc.                               SMID Capital Strength              1.06%            0.83%
EME          EMCOR Group, Inc.                                 SMID Capital Strength              1.03%            0.83%
WIRE         Encore Wire Corporation                           SMID Capital Strength              1.04%            0.83%
ENSG         The Ensign Group, Inc.                            SMID Capital Strength              1.04%            0.83%
EVR          Evercore Inc.                                     SMID Capital Strength              1.06%            0.83%
EXTR         Extreme Networks, Inc.                            SMID Capital Strength              1.05%            0.83%
FIVE         Five Below, Inc.                                  SMID Capital Strength              1.06%            0.83%
INGR         Ingredion Incorporated                            SMID Capital Strength              1.07%            0.83%
NSIT         Insight Enterprises, Inc.                         SMID Capital Strength              1.03%            0.83%
IBP          Installed Building Products, Inc.                 SMID Capital Strength              1.06%            0.83%
IPAR         Inter Parfums, Inc.                               SMID Capital Strength              1.06%            0.83%
IBKR         Interactive Brokers Group, Inc.                   SMID Capital Strength              1.06%            0.83%

                                                                                                  Initial          Portfolio
                                                                                                  Actual           Selection
Ticker       Name                                              Category                           Weight           Weight
______       ____                                              ________                           ______           _________
IDCC         InterDigital, Inc.                                SMID Capital Strength              1.04%            0.83%
JBL          Jabil Inc.                                        SMID Capital Strength              1.04%            0.83%
LECO         Lincoln Electric Holdings, Inc.                   SMID Capital Strength              1.07%            0.83%
LTHM         Livent Corporation                                SMID Capital Strength              1.05%            0.83%
MTH          Meritage Homes Corporation                        SMID Capital Strength              1.06%            0.83%
MLI          Mueller Industries, Inc.                          SMID Capital Strength              1.05%            0.83%
OC           Owens Corning                                     SMID Capital Strength              1.05%            0.83%
PDCO         Patterson Companies, Inc.                         SMID Capital Strength              1.05%            0.83%
RRC          Range Resources Corporation                       SMID Capital Strength              1.05%            0.83%
RS           Reliance Steel & Aluminum Co.                     SMID Capital Strength              1.02%            0.83%
SMCI         Super Micro Computer, Inc.                        SMID Capital Strength              1.09%            0.83%
BLD          TopBuild Corp.                                    SMID Capital Strength              1.01%            0.83%
UFPI         UFP Industries Inc.                               SMID Capital Strength              1.06%            0.83%
UTHR         United Therapeutics Corporation                   SMID Capital Strength              1.04%            0.83%

These weightings differences range between 0 bps to 30 bps. While these differences to the date of this Supplement do not appear to materially impact
Trust performance, the performance of the Trust over its life may be higher or lower than the performance of the Trust had the correct weightings been applied. In addition, differences in performance going forward may vary based on the timing of received dividends and the acquisition of additional portfolio securities.

January 17, 2024